Segment Reporting - Long-lived assets table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 2,916,577		$ 429,956
Current assets	593,705		106,358
Other non-current assets	76,138		30,563
Total assets	3,586,420	[1]	566,877	[1]	158,955	[1]
United States and Puerto Rico
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	2,077,508		250,927
Chile
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	189,221		167,313
United Kingdom
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	522,909		10,804
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 126,939		$ 912

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.